                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5754
                                                     --------

                      Colonial High Income Municipal Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Russell Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-617-772-3363
                                                          -------------------

                  Date of fiscal year end: November 30, 2003
                                           -----------------

                  Date of reporting period: November 30, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

                                    [PHOTO]

COLONIAL HIGH INCOME MUNICIPAL TRUST        ANNUAL REPORT

  November 30, 2003


























                                                Not FDIC       May Lose Value
                                                Insured        No Bank Guarantee

COLONIAL FUNDS                                 ONE FINANCIAL CENTER
                                               BOSTON, MA 02111-2621

January 14, 2004

Dear Shareholder:

I am writing to you as the independent chairman of the board of trustees of your Colonial fund. I have been privileged to serve on the board of the Colonial funds for more than three years and on the board of many of the affiliated Columbia funds for more than seven years. On December 8, 2003 the board of trustees elected me the chairman. Over those seven years I have gained a deep sense of responsibility for the continued success of our funds. Needless to say, the entire board shares that commitment to you.

These have been troubling times in the fund industry, with newspapers reporting widely on trading and governance failings. Your board has been energetic over the past year in strengthening our organization and our capacity to effectively oversee the Colonial funds.

First, as already indicated, the trustees in December elected an independent trustee to chair our twelve person board. All of the trustees are completely independent of the advisor and its affiliates except for the president of the funds, Joseph Palombo. Each committee of the board is comprised only of independent trustees.

Second, last year we reconfigured the membership of the four person audit committee to include only persons qualifying as "audit committee financial experts" under the demanding standards of the Sarbanes-Oxley legislation. Few audit committees are fortunate to possess such a breadth and depth of financial experience.

Third, we strengthened our oversight capacity by appointing Martha Fox as chief compliance officer of the Colonial funds, reporting directly to your fund's audit committee. We also assigned board members to four separate investment oversight committees, each better able to monitor performance of individual funds.

Fourth, with guidance from our board the investment advisor last year increased its vigilance to identify and discourage trading in open end mutual fund shares by speculators. Monitoring personnel have attempted to identify and reject frequent traders, but frankly that effort by itself cannot be 100% effective. Accordingly, in February 2003 we implemented 2% redemption penalties in the open end international funds most subject to market timing, and we are considering still broader application of redemption fees to curb further attempts to profit from the open end funds by short-term trading. We are also closely monitoring legislative and regulatory initiatives that would aid in preventing abuses of open end funds that currently cannot be detected directly by management or our transfer agent.

Finally, to further align the interests of the trustees with those of our shareholders, the board late last year voted to double the required investment by each trustee in the funds that we oversee. At the same time, new policies were instituted requiring all investment personnel and trustees to hold any mutual fund shares for a minimum of one year (unless extraordinary circumstances warrant an exception to be granted by a board committee).

Undoubtedly, more improvements will be made in the period ahead, but the board wants you to know that we take our responsibilities very seriously and we commit to you our continued efforts to serve your interests.

Sincerely,

/s/ Thomas C. Theobald

Thomas C. Theobald
Chairman

                                                                              --
PRESIDENT'S MESSAGE

                                                                           1

DEAR SHAREHOLDER:

It was another solid year for the US bond market. However, the positive gains reported from all major sectors masked an extremely volatile environment. Most of the gains were actually earned in the first half of the reporting period and they were sufficient to offset losses or declining performance in the second half.

From December through mid-June, interest rates generally declined and bond prices rose as the economy struggled to gain a solid footing and the nation prepared to go to war. In June, the yield on the 10-year Treasury note fell to a 45-year low of just over 3.1%. High-yield bonds were the primary beneficiaries of this trend as investors seemed willing to put their fears aside and look to better times ahead. However, after the major military battles of the war were declared over and the economy showed clear signs of picking up, interest rates began to rise and bond prices came down in most sectors. The 10-year yield reached a high of 4.4% in August, then moved within a tight range around 4.0% to 4.2% for the remainder of the period. As the environment changed, high-yield and mortgage bonds held up better than other sectors while Treasury bonds lagged.

This reversal of fortune for bonds and a shift of investor enthusiasm back to stocks, which drove equity returns back into double digit territory, serve as a reminder that a diversified portfolio may offer the best opportunity for long-term investment success. Talk to your financial advisor if you're uncertain about the level of diversification of your portfolio. Your advisor can help you keep your investments on track.

As always, thank you for investing in Colonial Funds. We look forward to continuing to serve you in the years ahead.

Sincerely,

/s/ Joseph R. Palombo
Joseph R. Palombo
President
January 12, 2004


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

                                                                              --
PORTFOLIO MANAGER'S REPORT                                                     2

PRICE PER SHARE AS OF 11/30/03 ($)

Net asset value                                                             6.57
------------------------------
Market price                                                                6.45
------------------------------


1-YEAR TOTAL RETURN
AS OF 11/30/03 (%)

Net asset value                                                             8.75
------------------------------
Market price                                                               11.17
------------------------------
Lipper High Yield
Municipal Debt Funds
Category average                                                            8.61
------------------------------


All results shown assume reinvestment of distributions.


DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/02-11/30/03 ($)
                                                                            0.49
------------------------------


A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax- exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.


TOP 5 SECTORS AS OF 11/30/03 (%)

Local general obligations                                                   12.9
------------------------------
Hospitals                                                                   10.5
------------------------------
Multi-family                                                                 7.6
------------------------------
Nursing homes                                                                6.6
------------------------------
Investor-owned utilities                                                     5.4
------------------------------


QUALITY BREAKDOWN
AS OF 11/30/03 (%)

AAA                                                                         35.3
------------------------------
AA                                                                           2.9
------------------------------
A                                                                            8.8
------------------------------
BBB                                                                         15.7
------------------------------
BB                                                                           4.6
------------------------------
B                                                                            0.8
------------------------------
CCC                                                                          0.7
------------------------------
CC                                                                           0.5
------------------------------
Non-rated                                                                   30.1
------------------------------
Cash equivalents                                                             0.6
------------------------------


Sector breakdowns are calculated as a percentage of net assets (including auction preferred shares). Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the trust is actively managed, there can be no guarantee that the trust will continue to maintain this quality breakdown or invest in these sectors in the future.

For the 12-month period ended November 30, 2003, Colonial High Income Municipal Trust returned 8.75%, based on investment at net asset value. The trust slightly outperformed its peer group, the Lipper High Yield Municipal Debt Funds Category average, which averaged 8.61%.(1)

In the first half of the period, the trust's performance was helped by its underweight in high-yield bonds, which lagged higher-quality issues when interest rates were falling. This underweight hurt the trust slightly in the second half of the period, when high-yield, lower-quality bonds outperformed as the economy improved and interest rates rose. Yet, its position in high yield was substantial enough to make a positive overall contribution to the fund's performance.

We kept the trust's duration short relative to its peer group. Duration is a measure of interest rate sensitivity. We lower, or shorten, duration when we expect interest rates to rise and bond prices to fall. This move helped performance as rising interest rates hampered bond returns.

Leveraged positions provided the trust with additional income during the period. We have, in effect, "borrowed against" the trust's investment positions by issuing preferred shares, which pay out a short-term variable rate. When those preferred shares were issued in 1999, we invested the proceeds in bonds with longer maturities. During this reporting period, the payout rate of preferred shares was much lower than the yield the trust earned from those longer-maturity bonds. The trust issued preferred shares because the leverage they provided made it possible to enhance yield. However, the use of leverage increases the likelihood of share price volatility and market risk. In order to reduce that extra price volatility, we can hedge using futures contracts. When we shorten duration (decrease price volatility) using futures, and bond prices rise, we show losses on the futures contracts that are typically offset, at least partially, by unrealized price gains on the bonds held.

Specific issues also contributed positively to performance, including HealthEast, a Minnesota hospital and US Airways (0.7% and 0.3% of total investments, respectively)(2) and other airline bonds. The trust's stake in zero coupon municipal bonds, which did especially well early in the period, further helped returns.

---------------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
(2) Holdings are disclosed as of November 30, 2003.

                                  3
                                                                              --
PORTFOLIO MANAGER'S REPORT (CONTINUED)

The trust's stake in nursing home bonds detracted from performance because many issuers suffered as liability insurance costs soared and some fiscally-strapped states lowered Medicaid payments. We have reduced our nursing home stake. We increased the fund's exposure to more economically-sensitive sectors, such as paper, where we added bonds issued on behalf of Weyerhaeuser (0.2% of total investments), which made a positive contribution to performance.

Going forward, we expect high-yield municipal bonds to do well as the economy improves and interest rates slowly rise.

/S/ MAUREEN G. NEWMAN

Maureen G. Newman has been the portfolio manager of Colonial High Income Municipal Trust since August 1998. Ms. Newman has managed various other tax-exempt funds for Columbia Management Advisors, Inc. or its predecessors since May 1996.



Past performance is no guarantee of future investment results. Current performance may be higher or lower than the performance data shown.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trust. Investing in high-yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

INVESTMENT PORTFOLIO
November 30, 2003

MUNICIPAL BONDS - 96.8%                     PAR           VALUE
---------------------------------------------------------------
EDUCATION - 4.0%
EDUCATION - 4.0%
CA Loyola Marymount
  University, Series 2001,
    (a)10/01/19                      $2,025,000   $     941,989
CA State Public Works Board,
  UCLA Series 2002 A,
    5.375% 10/01/15                   1,010,000       1,122,049
CA Statewide Community
  Development Authority,
  Crossroads School for Arts
  & Sciences, Series 1998,
    6.000% 08/01/28(b)                1,280,000       1,329,715
IL State Development Finance
  Authority, Latin School of
  Chicago, Series 1998,
    5.650% 08/01/28                     230,000         232,385
IL University of Illinois,
  Series 2001 A,
    5.500% 08/15/17                     685,000         764,172
MA Health & Educational
  Facilities Authority,
  Massachusetts Institute of
  Technology, Series 2002 K,
    5.500% 07/01/32                   2,500,000       2,853,575
MA State Development Finance
  Agency, Western New England
  College,
    6.125% 12/01/32                     300,000         305,841
MA State Industrial Finance
  Agency:
  Cambridge Friends School,
    Series 1998,
    5.800% 09/01/28                   1,000,000       1,011,310
  St. John's High School,
    Series 1998,
    5.350% 06/01/28                     300,000         298,335
MI Southfield Economic
  Development Corp., Lawrence
  University, Series 1998 A,
    5.400% 02/01/18                   1,000,000       1,006,280
NC State Capital Facilities
  Finance Authority, Meredith
  College, Series 2001,
    5.125% 06/01/16                   1,000,000       1,085,230

                                            PAR           VALUE
---------------------------------------------------------------
VT State Educational & Health
  Buildings Finance Agency,
  Norwich University, Series
  1998,
    5.500% 07/01/21                  $1,500,000   $   1,510,620
WV State University, Series
  2000 A,
    (a) 04/01/19                      1,000,000         477,260
                                                  -------------
                                                     12,938,761
                                                  -------------
---------------------------------------------------------------
HEALTHCARE - 23.9%
CONGREGATE CARE RETIREMENT - 5.1%
CA La Verne CFTS Partnership,
  Brethren Hillcrest Home,
  Series 2003 B,
    6.625% 02/15/25                     690,000         687,571
CA Statewide Community
  Development Authority,
  Eskaton Village - Grass
  Valley, Series 2000,
    8.250% 11/15/31(b)                1,000,000       1,081,740
CT State Development
  Authority, First Meeting
  Gross Revenue Health Care,
  Elim Park Baptist, Inc.
  Project, Series 2003,
    5.850% 12/01/33                     660,000         668,369
FL Capital Projects Finance
  Authority, Glenridge on
  Palmer Ranch, Series 2002
  A,
    8.000% 06/01/32                     750,000         771,735
FL Lee County Industrial
  Development Authority,
  Shell Point Village Project
  Series 1999 A,
    5.500% 11/15/29                     600,000         573,660
GA Savannah Economic
  Development Authority, 1st
  Mortgage, Marshes of
  Skidaway, Series 2003 A,
    7.400% 01/01/34                     465,000         459,369
HI State Department Budget
  and Finance, Kahala Nui
  Project, Series 2003 A,
    8.000% 11/15/33                   1,000,000       1,007,770
IL State Health Facilities
  Authority, Lutheran Senior
  Ministries, Series 2001 A,
    7.375% 08/15/31                     300,000         306,183

See notes to investment portfolio.

November 30, 2003

  5

MUNICIPAL BONDS (CONTINUED)                 PAR           VALUE
---------------------------------------------------------------
HEALTHCARE (CONTINUED)
CONGREGATE CARE RETIREMENT (CONTINUED)
IL State Health Facilities
  Authority, Smith Crossing,
  Series 2003 A,
    7.000% 11/15/32                  $  725,000   $     723,151
KS Manhattan, Meadowlark
  Hills Retirement Home,
  Series 1999 A,
    6.375% 05/15/20                     650,000         660,868
MA Boston Industrial
  Development Financing
  Authority, Springhouse,
  Inc., Series 1988,
    5.875% 07/01/20                     255,000         250,767
MA State Development Finance
  Agency, Loomis Communities:
  Series 1999 A,
    5.625% 07/01/15                     400,000         388,536
  Series 2002 A,
    6.900% 03/01/32                     100,000         102,996
NH State Higher Educational &
  Health Facilities
  Authority, Rivermead at
  Peterborough, Series 1998:
    5.625% 07/01/18                     500,000         466,840
    5.750% 07/01/28                     500,000         446,265
NJ Economic Development
  Authority, Seabrook
  Village, Inc., Series 2000
  A,
    8.250% 11/15/30                     625,000         670,763
PA County Authority, Dunwoody
  Village, Series 2003 A,
    5.375% 04/01/17                     600,000         620,208
PA Lancaster Industrial
  Development Authority,
  Garden Spot Village, Series
  2000 A,
    7.625% 05/01/31                     500,000         527,465
PA Philadelphia Authority for
  Industrial Development,
  Baptist Home of
  Philadelphia, Series 1998
  A:
    5.500% 11/15/18                     360,000         326,268
    5.600% 11/15/28                     500,000         437,410
TN Metropolitan Government,
  Nashville & Davidson
  Counties, Blakeford at
  Green Hills, Series 1998,
    5.650% 07/01/24                     600,000         546,108

                                            PAR           VALUE
---------------------------------------------------------------
TX Abilene Health Facilities
  Development Corp., Sears
  Methodist Retirement
  Obligation Group:
  Series 1998 A,
    5.900% 11/15/25                  $1,000,000   $     935,580
  Series 2003 A,
    7.000% 11/15/33                     300,000         303,585
WI State Health & Educational
  Facilities Authority:
  Attic Angel Obligated
  Group, Series 1998,
    5.750% 11/15/27                   1,000,000         892,560
  Clement Manor, Series 1998,
    5.750% 08/15/24                   1,300,000       1,170,130
  Three Pillars Senior Living
    Communities, Series 2003,
    5.750% 08/15/26                     500,000         494,950
  United Lutheran Program for
    Aging, Inc., Series 1998,
    5.700% 03/01/28                   1,000,000         894,810
                                                  -------------
                                                     16,415,657
                                                  -------------
HEALTH SERVICES - 0.7%
IL State Health Facilities
  Authority, Midwest
  Physician Group Ltd.,
  Series 1998,
    5.500% 11/15/19                     120,000          94,986
MA State Development Finance
  Agency, Boston Biomedical
  Research Institute, Series
  1999:
    5.650% 02/01/19                     200,000         192,494
    5.750% 02/01/29                     450,000         442,436
MA State Health & Educational
  Facilities Authority, Civic
  Investments, Inc., Series
  1999 A,
    9.000% 12/15/15                   1,000,000       1,139,720
MN Minneapolis & St. Paul
  Housing Redevelopment
  Authority, Healthpartners
  Project, Series 2003,
    6.000% 12/01/21                     500,000         514,775
                                                  -------------
                                                      2,384,411
                                                  -------------

See notes to investment portfolio.

November 30, 2003

                                                                           6

MUNICIPAL BONDS (CONTINUED)                 PAR           VALUE
---------------------------------------------------------------
HEALTHCARE (CONTINUED)
HOSPITALS - 10.5%
AR Conway Health Facilities
  Board, Conway Regional
  Medical Center:
  Series 1999 A,
    6.400% 08/01/29                  $  425,000   $     446,530
  Series 1999 B,
    6.400% 08/01/29                   1,000,000       1,049,380
AZ Yavapai County Industrial
  Development Authority,
  Yavapai Regional Medical
  Center Series 2003 A,
    6.000% 08/01/33                     275,000         280,225
CA State Health Facilities
  Financing Authority,
  Cedars-Sinai Medical
  Center, Series 1999 A,
    6.125% 12/01/30                     750,000         802,117
CO State Health Facilities
  Authority:
  National Jewish Medical &
  Research Center, Series
  1998,
    5.375% 01/01/23                     330,000         326,680
  Parkview Medical Center,
  Inc., Series 2001,
    6.600% 09/01/25                     300,000         314,751
FL Citrus County Hospital
  Board, Citrus Memorial
  Hospital, Series 2002,
    6.375% 08/15/32                     750,000         768,727
FL Orange County Health
  Facilities Authority,
  Orlando Regional
  Healthcare, Series 2002,
    5.750% 12/01/32                     200,000         205,370
FL South Lake County Hospital
  District, South Lake
  Hospital Inc., Series 2003,
    6.375% 10/01/34                     500,000         505,150
FL Tampa, H. Lee Moffitt
  Cancer Center, Series 1999
  A,
    5.750% 07/01/29                   2,000,000       2,054,280
FL West Orange Healthcare
  District, Series 2001 A,
    5.650% 02/01/22                     525,000         530,082

                                            PAR           VALUE
---------------------------------------------------------------
IL Health Facilities
  Authority:
  Swedish American Hospital,
  Series 2000,
    6.875% 11/15/30                  $  500,000   $     544,605
  Thorek Hospital & Medical
  Center, Series 1998,
    5.250% 08/15/18                     600,000         547,008
IL Southwestern Illinois
  Development Authority,
  Anderson Hospital, Series
  1999,
    5.500% 08/15/20                     225,000         221,836
LA State Public Facilities
  Authority, Touro Infirmary,
  Series 1999,
    5.625% 08/15/29                     350,000         351,617
MA State Health & Educational
  Facilities Authority:
  Jordan Hospital, Series
    2003 E,
    6.750% 10/01/33                     500,000         493,745
  Milford-Whitinsville
    Hospital, Series 2002 D,
    6.350% 07/15/32                     465,000         465,553
MD State Health & Higher
  Education Facilities
  Authority, Adventist
  Healthcare, Series 2003 A:
    5.000% 01/01/16                     400,000         396,760
    5.750% 01/01/25                     600,000         604,992
MI Dickinson County
  Healthcare System, Series
  1999,
    5.700% 11/01/18                     750,000         749,213
MI Flint Hospital Building
  Authority, Hurley Medical
  Center, Series 1998 A,
    5.375% 07/01/20                     450,000         394,394
MN St. Paul Housing &
  Redevelopment Authority,
  HealthEast Project, Series
  1997 A,
    5.700% 11/01/15                   1,000,000         943,690
MN Washington County Housing
  & Redevelopment Authority,
  HealthEast, Inc., Series
  1998,
    5.250% 11/15/12                   1,500,000       1,390,665
NC State Medical Care
  Commission, Stanly Memorial
  Hospital, Series 1999,
    6.375% 10/01/29                   1,915,000       2,055,140

See notes to investment portfolio.

November 30, 2003

  7

MUNICIPAL BONDS (CONTINUED)                 PAR           VALUE
---------------------------------------------------------------
HEALTHCARE (CONTINUED)
HOSPITALS (CONTINUED)
NH Health & Education
  Facilities Authority,
  Hospital Revenue, Catholic
  Medical Center, Series
  2002,
    6.125% 07/01/32                  $  400,000   $     406,672
NH State Higher Educational &
  Health Facilities
  Authority, Littleton
  Hospital Association, Inc.,
  Series 1998 A:
    5.900% 05/01/28                     780,000         613,103
    6.000% 05/01/28                     625,000         500,856
NJ New Jersey Health Care
  Facilities Financing
  Authority Revenue, Health
  Systems Series 2003 A,
    5.000% 12/01/14 (c)                 650,000         664,378
NV Henderson Healthcare
  Facility Revenue, Catholic
  Healthcare West, Series
  1998,
    5.375% 07/01/26                     500,000         468,625
NY State Dormitory Authority
  Revenue:
  North Shore-Long Island
    Jewish Medical Center,
    Series 2003,
    5.500% 05/01/33                     300,000         306,849
  Winthrop/South Nassau
    Communities Hospital,
    Series 2003,
    5.500% 07/01/23                     550,000         562,727
OH Belmont County, East Ohio
  Regional Hospital, Series
  1998,
    5.700% 01/01/13                   1,875,000       1,662,150
OH Highland County Joint
  Township Hospital District,
  Series 1999,
    6.750% 12/01/29                     965,000         910,777
OH Lakewood Hospital
  Improvement Revenue,
  Lakewood Hospital
  Association, Series 2003,
    5.500% 02/15/14                     600,000         642,000
OH Miami County, Upper Valley
  Medical Center, Inc.,
  Series 1996 A,
    6.375% 05/15/26                   1,000,000       1,023,880
OH Sandusky County, Memorial
  Hospital, Series 1998,
    5.150% 01/01/10                     250,000         247,800

                                            PAR           VALUE
---------------------------------------------------------------
PA Allegheny County Hospital
  Development, Ohio Valley
  General Hospital, Series
  1998 A,
    5.450% 01/01/28                  $1,000,000   $     929,140
PA Pottsville Hospital
  Authority, Pottsville,
  Hospital & Warner Clinic,
  Series 1998,
    5.500% 07/01/18                   1,000,000         888,010
SC Lexington County Health
  Services District, Inc.,
  Hospital Improvement,
    5.500% 11/01/23                     750,000         773,693
TX Comal County Health
  Facilities Development,
  McKenna Memorial, Series
  2002 A,
    6.250% 02/01/32                     500,000         508,670
TX Richardson Hospital
  Authority, Baylor
  Richardson Medical Center,
  Series 1998,
    5.625% 12/01/28                   1,000,000       1,007,180
TX Tyler Health Facilities
  Development Corp., Mother
  Frances Hospital, Series
  2001,
    6.000% 07/01/31                   1,000,000       1,019,410
UT Weber County, IHC Health
  Services, Inc., Series
  1999,
    5.000% 08/15/30                   1,500,000       1,518,075
VT State Educational & Health
  Buildings Authority,
  Brattleboro Memorial
  Hospital, Series 1998,
    5.375% 03/01/28                   1,075,000       1,007,845
WA State Health Care
  Facilities Authority Kadlec
  Medical Center, Series
  2001,
    5.875% 12/01/21                     600,000         646,500
WI State Health & Educational
  Facilities Authority:
  Aurora Health Care Inc.,
  Series 2003,
    6.400% 04/15/33                     525,000         547,963
  Wheaton Franciscan
    Services, Series 2002,
      5.750% 08/15/30                   600,000         621,198
                                                  -------------
                                                     33,920,011
                                                  -------------

See notes to investment portfolio.

November 30, 2003

                                                                           8

MUNICIPAL BONDS (CONTINUED)                 PAR           VALUE
---------------------------------------------------------------
HEALTHCARE (CONTINUED)
INTERMEDIATE CARE FACILITIES - 1.0%
IL State Development Finance
  Authority, Hoosier Care,
  Inc., Series 1999 A,
    7.125% 06/01/34                  $1,205,000   $     993,535
IN State Health Facilities
  Financing Authority,
  Hoosier Care, Inc., Series
  1999 A,
    7.125% 06/01/34                     150,000         123,676
PA State Economic Development
  Financing Authority,
  Northwestern Human Services
  Inc., Series 1998 A,
    5.250% 06/01/14                   2,510,000       2,147,506
                                                  -------------
                                                      3,264,717
                                                  -------------
NURSING HOMES - 6.6%
AK Juneau, St. Ann's Care
  Center, Series 1999,
    6.875% 12/01/25                   1,250,000       1,270,825
CO Healthcare Facilities
  Authority:
  American Housing Foundation
  I, Inc. Project, Series
  2003,
    8.500% 12/01/31                     475,000         455,269
  Pioneer Healthcare, Series
  1989,
    10.500% 05/01/19                  1,840,000       1,742,756
CO State Healthcare
  Facilities Authority,
  Volunteers of America Care
  Facilities, Inc.:
  Series 1998 A:
    5.450% 07/01/08                     300,000         293,769
    5.750% 07/01/20                     865,000         775,680
  Series 1999 A,
    6.000% 07/01/29                     350,000         310,737
IA State Finance Authority,
  Care Initiatives Project:
  Series 1996,
    9.250% 07/01/25                     985,000       1,172,554
  Series 1998 B:
    5.750% 07/01/18                     550,000         490,094
    5.750% 07/01/28                   1,475,000       1,253,322
IN Gary Industrial Economic
  Development, West Side
  Health Care Center, Series
  1987 A,
    11.500% 10/01/17(d)               1,330,000         997,500

                                            PAR           VALUE
---------------------------------------------------------------
IN Michigan City Health
  Facilities, Metro Health
  Foundation, Inc. Project,
  Series 1993,
    11.000% 11/01/22(e)              $3,085,000   $     802,100
MA State Development Finance
  Agency:
  Alliance Health Care
  Facilities, Series 1999,
    7.100% 07/01/32                   1,300,000       1,256,541
  Woodlawn Nursing Home,
    Series 2000 A:
    7.750% 12/01/27                   1,558,135       1,321,641
    10.250% 06/01/27                    336,372         305,510
MN Carlton, Inter-Faith
  Social Services, Inc.,
  Series 2000,
    7.750% 04/01/29                     225,000         234,918
MN Sartell, Foundation for
  Healthcare, Series 1999 A,
    6.625% 09/01/29                   1,145,000       1,089,765
PA Chester County Industrial
  Development Authority, RHA
  Nursing Home, Series 2002,
    8.500% 05/01/32                   1,610,000       1,558,883
PA Washington County
  Industrial Development
  Authority, Central States,
  Series 1989,
    10.250% 11/01/19(e)               1,750,000       1,137,500
TN Metropolitan Government,
  Nashville & Davidson
  Counties Health & Education
  Facilities, Central States,
  Series 1989,
    10.250% 11/01/19(e)               1,650,000       1,072,500
TX Kirbyville Health
  Facilities Development
  Corp., Heartway III
  Project:
  Series 1997 A,
    10.000% 03/20/18(d)                 668,626         401,176
  Series 1997 B,
    6.000% 03/20/04(d)                  106,000           5,300
TX Whitehouse Health
  Facilities Development
  Corp., Oak Brook Healthcare
  Center, Series 1989,
    10.000% 12/01/19                  1,620,000       1,647,054

See notes to investment portfolio.

November 30, 2003

  9

MUNICIPAL BONDS (CONTINUED)                 PAR           VALUE
---------------------------------------------------------------
HEALTHCARE (CONTINUED)
NURSING HOMES (CONTINUED)
WA Kitsap County Housing
  Authority, Martha & Mary
  Nursing Home, Series 1996,
    7.100% 02/20/36                  $1,000,000   $   1,212,820
WI State Health & Educational
  Facilities Authority:
  Metro Health Foundation,
  Inc., Series 1993,
    11.000% 11/01/22 (e)              2,775,000         721,500
                                                  -------------
                                                     21,529,714
                                                  -------------
---------------------------------------------------------------
HOUSING - 9.6%
ASSISTED LIVING/SENIOR - 3.1%
CA Abag Finance Authority for
  Nonprofit Corps., Eskaton
  Gold River Lodge, Series
  1998:
    6.375% 11/15/15                     720,000         681,019
    6.375% 11/15/28                     550,000         489,401
DE Kent County, Heritage at
  Dover, Series 1999,
    7.625% 01/01/30                   1,710,000       1,443,753
GA Columbus Housing
  Authority, The Gardens at
  Calvary, Series 1999,
    7.000% 11/15/19                     495,000         420,740
IL State Development Finance
  Authority, Care Institute,
  Inc., Series 1995,
    8.250% 06/01/25                   1,245,000       1,235,687
MN Roseville, Care Institute,
  Inc., Series 1993,
    7.750% 11/01/23 (d)               1,740,000       1,131,000
NC State Medical Care
  Commission, DePaul
  Community Facilities
  Project, Series 1999,
    7.625% 11/01/29                   1,470,000       1,513,189
NY Huntington Housing
  Authority, Gurwin Jewish
  Senior Center, Series 1999:
    5.875% 05/01/19                     700,000         645,757
    6.000% 05/01/29                     775,000         693,354
TX Bell County Health
  Facilities Development
  Corp., Care Institute,
  Inc., Series 1994,
    9.000% 11/01/24                   1,700,000       1,723,069
                                                  -------------
                                                      9,976,969
                                                  -------------

                                            PAR           VALUE
---------------------------------------------------------------
MULTI-FAMILY - 6.3%
AZ Maricopa County Industrial
  Development Authority,
  National Health Facilities,
  Series 1998 A,
    5.100% 01/01/33                  $4,500,000   $   4,586,940
DE Wilmington, Electra Arms
  Senior Association Project,
  Series 1998,
    6.250% 06/01/28                     940,000         761,917
FL Broward County Housing
  Finance Authority, Chaves
  Lake Apartment Project,
  Series 2000,
    7.500% 07/01/40                     750,000         757,470
FL Clay County Housing
  Finance Authority, Madison
  Commons Apartments, Series
  2000 A,
    7.450% 07/01/40                     745,000         752,435
GA Clayton County Housing
  Authority, Magnolia Park
  Apartments, Series 1999 A,
    6.250% 06/01/30                     955,000         606,902
MN Lakeville, Southfork
  Apartments Project:
  Series 1989 A,
    9.875% 02/01/20                   2,570,000       2,576,399
  Series 1989 B,
    (a) 02/01/20                        903,000         751,283
MN Robbinsdale Economic
  Development Authority,
  Broadway Court, Series 1999
  A,
    6.875% 01/01/26                     500,000         461,500
MN Washington County Housing
  & Redevelopment Authority,
  Cottages of Aspen, Series
  1992,
    9.250% 06/01/22                   1,000,000       1,023,750
MN White Bear Lake, Birch
  Lake Townhome Project:
  Series 1989 A,
    10.250% 07/15/19                  2,200,000       2,215,840
  Series 1989 B,
    (a) 07/15/19                        694,000         470,522
NY Nyack Housing Assistance
  Corp., Nyack Plaza
  Apartments, Series 1979,
    7.375% 06/01/21                     280,762         276,994

See notes to investment portfolio.

November 30, 2003

                                                                          10

MUNICIPAL BONDS (CONTINUED)                 PAR           VALUE
---------------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
Resolution Trust Corp.,
  Pass-Through Certificates,
  Series 1993 A,
    8.500% 12/01/16 (f)              $  546,075   $     538,206
TN Franklin Industrial
  Development Board, Landings
  Apartment Project, Series
  1996 B,
    8.750% 04/01/27                     845,000         876,282
TX Affordable Housing Corp.,
  NHT/GTEX Project, Series
  2001 C,
    10.000% 10/01/31(d)                 875,000         611,039
TX Department of Housing &
  Community Affairs, Pebble
  Brooks Apartments, Series
  1998,
    5.500% 12/01/18                   1,000,000       1,046,690
TX El Paso County Housing
  Finance Corp., American
  Village Communities:
  Series 2000 C,
    8.000% 12/01/32                     390,000         395,480
  Series 2000 D,
    10.000% 12/01/32                    420,000         431,743
VA Alexandria Redevelopment &
  Housing Authority,
  Courthouse Commons
  Apartments, Series 1990 A,
    10.000% 01/01/21                  1,500,000       1,287,180
                                                  -------------
                                                     20,428,572
                                                  -------------
SINGLE FAMILY - 0.2%
WA State Housing Finance
  Commission, Series 1992 D1,
    6.150% 01/01/26                     635,000         635,260
                                                  -------------
---------------------------------------------------------------
INDUSTRIAL - 3.8%
FOOD PRODUCTS - 1.2%
GA Cartersville Development
  Authority, Anheuser Busch
  Cos., Inc. Project, Series
  1989 A,
    5.950% 02/01/32                   1,000,000       1,048,670
IN Hammond, American Maize
  Products, Co., Series 1994,
    8.000% 12/01/24                     510,000         552,116

                                            PAR           VALUE
---------------------------------------------------------------
LA Southern Louisiana Port
  Commission, Cargill, Inc.
  Project, Series 1997,
    5.850% 04/01/17                  $1,000,000   $   1,062,800
MI State Strategic Fund,
  Michigan Sugar Co.,
  Sebewaing Project, Series
  1998 A,
    6.250% 11/01/15                   1,250,000       1,143,513
                                                  -------------
                                                      3,807,099
                                                  -------------
FOREST PRODUCTS - 1.3%
AL Camden Industrial
  Development Board:
  International Paper Co.,
    Series 2003 B,
    6.250% 08/01/25                   1,000,000       1,054,060
  Weyerhaeuser Co., Series
    2003 B,
    6.375% 12/01/24                     550,000         581,025
GA Rockdale County
  Development Authority,
  Solid Waste Disposal, Visy
  Paper, Inc., Series 1993,
    7.500% 01/01/26                   1,800,000       1,821,456
MI Delta County Economic
  Development Corp.,
  Environmental Import, Mead
  Westvaco Corp., Series 2002
  B,
    6.450% 04/15/23                     450,000         467,046
VA Bedford County Industrial
  Development Authority,
  Nekoosa Packaging Corp.
  Project, Series 1998,
    5.600% 12/01/25                     400,000         332,320
                                                  -------------
                                                      4,255,907
                                                  -------------
MANUFACTURING - 0.6%
IL Will-Kankakee Regional
  Development Authority,
  Flanders Corp.
  Precisionaire Project,
  Series 1997,
    6.500% 12/15/17                     855,000         842,782
TX Trinity River Authority,
  Texas Instruments Project,
  Series 1996,
    6.200% 03/01/20                   1,000,000       1,050,190
                                                  -------------
                                                      1,892,972
                                                  -------------

See notes to investment portfolio.

November 30, 2003

  11

MUNICIPAL BONDS (CONTINUED)                 PAR           VALUE
---------------------------------------------------------------
INDUSTRIAL (CONTINUED)
METALS & MINING - 0.4%
NV State Department of
  Business & Industry,
  Wheeling-Pittsburgh Steel
  Corp., Series 1999 A,
    8.000% 09/01/14(f)               $1,000,000   $     742,980
VA Greensville County
  Industrial Development
  Authority,
  Wheeling-Pittsburgh Steel
  Corp., Series 1999 A:
    6.375% 04/01/04                      95,000          93,305
    7.000% 04/01/14                     500,000         372,035
                                                  -------------
                                                      1,208,320
                                                  -------------
OIL & GAS - 0.3%
TX Gulf Coast Industrial
  Development Authority,
  Solid Waste Disposal, Citgo
  Petroleum, Series 1998,
    8.000% 04/01/28                     500,000         517,385
VI Government Refinery,
  Hovensa Coker Project,
  Series 2002,
    6.500% 07/01/21(b)                  375,000         390,364
                                                  -------------
                                                        907,749
                                                  -------------
---------------------------------------------------------------
OTHER - 6.5%
OTHER - 1.3%
CA Tobacco Securitization
  Authority, Asset Backed:
  Series 2003 A-1:
    6.250% 06/01/33                   1,300,000       1,220,414
    6.750% 06/01/39                     275,000         264,987
  Series 2003 B,
    5.500% 06/01/43                     750,000         735,772
NJ Tobacco Settlement
  Financing Corp., Series
  2003,
    6.750% 06/01/39                     500,000         481,795
NY Convention Center
  Operating Corp., Yale
  Building Project, Series
  2003,
    (a) 06/01/08                      1,700,000       1,330,573
WA Tobacco Settlement
  Authority, Series 2002,
    6.625% 06/01/32                     250,000         235,560
                                                  -------------
                                                      4,269,101
                                                  -------------
POOL/BOND BANK - 0.2%
MI State Municipal Bond
  Authority, Local Government
  Loan Project, Series 2001
  A,
    5.375% 11/01/17                     750,000         832,125
                                                  -------------

                                            PAR           VALUE
---------------------------------------------------------------
REFUNDED/ESCROWED (G) - 5.0%
CO Denver City & County
  Airport, Series 1992 C,
    6.125% 11/15/25                  $5,120,000   $   5,522,972
CT State Development
  Authority, Sewer Sludge
  Disposal Facilities, Series
  1996,
    8.250% 12/01/06                     600,000         662,844
DC District of Columbia,
  Series 1999 A,
    5.375% 06/01/18                     695,000         799,410
GA Forsyth County Hospital
  Authority, Georgia Baptist
  Healthcare System, Series
  1998,
    6.000% 10/01/08                     760,000         839,298
ID State Health Facilities
  Authority, IHC Hospitals,
  Inc., Series 1992,
    6.650% 02/15/21                   1,750,000       2,205,543
NC Lincoln County, Lincoln
  County Hospital, Series
  1991,
    9.000% 05/01/07                     245,000         277,850
PA Delaware County, Health
  Facilities, Series 1996:
    6.000% 12/15/16                   1,400,000       1,579,480
    6.000% 12/15/26                   1,000,000       1,120,290
TN Shelby County, Health,
  Education & Housing
  Facilities Board, Open Arms
  Development Center:
  Series 1992 A,
    9.750% 08/01/19                     830,000       1,050,008
  Series 1992 C,
    9.750% 08/01/19                     810,000       1,024,909
WV Hospital Finance
  Authority, Charleston
  Medical Center, Series 2000
  A,
    6.750% 09/01/30                     805,000         996,799
                                                  -------------
                                                     16,079,403
                                                  -------------
---------------------------------------------------------------
OTHER REVENUE - 2.1%
HOTELS - 0.3%
PA Philadelphia Authority for
  Industrial Development,
  Doubletree Project A,
  Series 1997,
    6.500% 10/01/27                   1,000,000       1,000,860
                                                  -------------

See notes to investment portfolio.

November 30, 2003

                                                                          12

MUNICIPAL BONDS (CONTINUED)                 PAR           VALUE
---------------------------------------------------------------
OTHER REVENUE (CONTINUED)
RECREATION - 1.2%
CA Agua Cliente, Band of
  Cahuilla Indians Revenue,
  Series 2003,
    5.600% 07/01/13                  $1,000,000   $   1,008,060
CT Gaming Authority, Mohegan
  Indians Tribe, Series 2001,
    6.250% 01/01/31                     275,000         291,068
FL Capital Trust Agency,
  Seminole Tribe Convention
  Center, Series 2002 A,
    10.000% 10/01/33                  1,350,000       1,665,023
NM Red River Sports Facility,
  Red River Ski Area Project,
  Series 1998,
    6.450% 06/01/07                     800,000         811,192
                                                  -------------
                                                      3,775,343
                                                  -------------
RETAIL - 0.6%
NJ State Economic Development
  Authority, Glimcher
  Properties LP Project,
  Series 1998,
    6.000% 11/01/28                   1,250,000       1,266,550
OH Lake County, North Madison
  Properties, Series 1993,
    8.819% 09/01/11                     695,000         687,480
                                                  -------------
                                                      1,954,030
                                                  -------------
---------------------------------------------------------------
RESOURCE RECOVERY - 1.3%
DISPOSAL - 0.4%
MA State Industrial Finance
  Agency, Peabody Monofill
  Associates, Inc., Series
  1995,
    9.000% 09/01/05                     605,000         627,754
UT Carbon County, Laidlaw
  Environmental:
  Series 1995 A,
    7.500% 02/01/10                     250,000         255,650
  Series 1997 A,
    7.450% 07/01/17                     500,000         509,875
                                                  -------------
                                                      1,393,279
                                                  -------------

                                            PAR           VALUE
---------------------------------------------------------------
RESOURCE RECOVERY - 0.9%
MA State Development Finance
  Agency, Ogden Haverhill
  Project, Series 1999 A,
    6.700% 12/01/14                  $  250,000   $     264,097
MA State Industrial Finance
  Agency, Ogden Haverhill
  Project, Series 1998 A,
    5.500% 12/01/13                     500,000         495,340
PA Delaware County Industrial
  Development Authority, BFI
  Project, Series 1997 A,
    6.200% 07/01/19                   2,000,000       2,077,180
                                                  -------------
                                                      2,836,617
                                                  -------------
---------------------------------------------------------------
TAX-BACKED - 24.6%
LOCAL APPROPRIATED - 0.3%
CA Compton Certificates of
  Participation, Civic Center
  & Capital Improvements,
  Series 1997 A,
    5.500% 09/01/15                   1,000,000       1,042,430
                                                  -------------
LOCAL GENERAL OBLIGATIONS - 12.9%
CA East Side Union High
  School District, Series
  2003 B,
    5.100% 02/01/20                   1,000,000       1,094,950
CA Fresno Unified School
  District, Series 2002 A,
    6.000% 02/01/18                   2,000,000       2,390,980
CA Los Angeles Unified School
  District, Series 2002,
    5.750% 07/01/16                     700,000         820,988
CA Montebello Unified School
  District, Series 2001:
    (a) 08/01/21                      1,435,000         593,301
    (a) 08/01/23                      1,505,000         542,899
CA San Juan Unified School
  District, Series 2001,
    (a) 08/01/19                      2,210,000       1,039,518
IL Chicago Board of
  Education, Series 1997 A,
    5.250% 12/01/30 (h)              14,470,000      15,046,630
IL Cook County, Series 1997
  A,
    5.625% 11/15/22                   4,200,000       4,617,102
NY New York City:
  Series 1997 A,
    7.000% 08/01/07                   1,000,000       1,127,580
  Series 1997 H,
    6.000% 08/01/17                   1,400,000       1,562,260
TX Dallas County Flood
  Control District, Series
  2002,
    7.250% 04/01/32                   1,000,000       1,015,640

See notes to investment portfolio.

November 30, 2003

  13

MUNICIPAL BONDS (CONTINUED)                 PAR           VALUE
---------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
TX Irving Independent School
  District, Series 1997,
    (a)02/15/18                      $1,000,000   $     507,940
TX San Antonio Independent
  School District, Series
  1997,
    5.000% 08/15/27                   9,000,000       9,073,710
WA Clark County School
  District No. 037,
  Vancouver, Series 2001 C,
    (a)12/01/18                       5,000,000       2,450,000
                                                  -------------
                                                     41,883,498
                                                  -------------
SPECIAL NON-PROPERTY TAX - 3.9%
CA San Diego Redevelopment
  Agency, Series 2001,
    (a)09/01/22                       1,910,000         730,499
FL Northern Palm Beach County
  Improvement District,
  Series 1999,
    6.000% 08/01/29                     750,000         841,328
IL Metropolitan Pier &
  Exposition Authority,
  McCormick Place Expansion
  Project, Series 1993 A,
    (a)06/15/16                      10,000,000       5,686,400
OH Hamilton County, Series
  2000 B,
    (a)12/01/21                       5,000,000       2,098,400
PR Commonwealth Highway &
  Transportation Authority:
  Series 2002 E,
    5.500% 07/01/21                     750,000         863,265
  Series 2003 AA:
    5.500% 07/01/20                   1,500,000       1,733,220
    5.500% 07/01/18                     500,000         579,270
                                                  -------------
                                                     12,532,382
                                                  -------------
SPECIAL PROPERTY TAX - 3.6%
CA Carson, Series 1992,
    7.375% 09/02/22                      35,000          35,476
CA Huntington Beach Community
  Facilities District, Grand
  Coast Resort, Series
  2001-1,
    6.450% 09/01/31                     750,000         772,312
CA Orange County Community
  Facilities District, Ladera
  Ranch, Series 1999 A,
    6.700% 08/15/29                     500,000         527,255

                                            PAR           VALUE
---------------------------------------------------------------
CA Orange County Improvement
  Bond Act 1915, Phase IV,
  No. 01-1-B, Series 2003
    5.750% 09/02/33                  $  500,000   $     503,285
CA Placer Unified High School
  District, Series 2000 A,
    (a)08/01/19                       1,700,000         800,853
CA Redwood City Community
  Facilities District, 1
  Redwood, Series 2003 B,
    5.950% 09/01/28                     600,000         612,384
CA Riverside County Public
  Financing Authority,
  Redevelopment Projects,
  Series 1997 A,
    5.500% 10/01/22                     650,000         658,755
CA Temecula Valley Unified
  School District, No. 02-1,
  Series 2003,
    6.125% 09/01/33                     400,000         403,164
FL Celebration Community
  Development District,
  Special Assessment, Series
  2003 A,
    6.400% 05/01/34                   1,000,000       1,023,320
FL Colonial Country Club
  Community Development,
  Series 2003,
    6.400% 05/01/33                     750,000         768,720
FL Double Branch Community
  Development District,
  Special Assessment, Series
  2002 A,
    6.700% 05/01/34                     700,000         726,334
FL Heritage Palms Community
  Development District,
  Series 1999,
    6.250% 11/01/04                     590,000         595,646
FL Islands at Doral Southwest
  Community Development
  District, Series 2003,
    6.375% 05/01/35                     380,000         388,611
FL Lexington Oaks Community
  Development District:
  Series 1998 A,
    6.125% 05/01/19                     355,000         360,254
  Series 1998 B,
    5.500% 05/01/05                      85,000          85,523
  Series 2000 A,
    7.200% 05/01/30                     290,000         305,228
  Series 2002 A,
    6.700% 05/01/33                     250,000         259,252

See notes to investment portfolio.

November 30, 2003

                                                                          14

MUNICIPAL BONDS (CONTINUED)                 PAR           VALUE
---------------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX (CONTINUED)
FL Orlando, Conroy Road
  Interchange Project, Series
  1998 A:
    5.500% 05/01/10                  $  180,000   $     184,030
    5.800% 05/01/26                     300,000         301,626
FL Stoneybrook Community
  Development District:
  Series 1998 A,
    6.100% 05/01/19                     315,000         319,810
  Series 1998 B,
    5.700% 05/01/08                     105,000         105,953
MI Pontiac Finance Authority,
  Development Area No. 3,
  Series 2002,
    6.375% 06/01/31                     550,000         551,925
MI Taylor Tax Increment
  Finance Authority, Series
  2001,
    5.375% 05/01/17                   1,220,000       1,350,040
                                                  -------------
                                                     11,639,756
                                                  -------------
STATE APPROPRIATED - 1.0%
NY State Urban Development
  Corp., University
  Facilities Grants, Series
  1995,
    5.875% 01/01/21                   1,000,000       1,161,390
PR Commonwealth of Puerto
  Rico Public Finance Corp.,
  Series 2002 E,
    6.000% 08/01/26                   1,800,000       2,069,118
                                                  -------------
                                                      3,230,508
                                                  -------------
STATE GENERAL OBLIGATIONS - 2.9%
DC District of Columbia,
  Unrefunded, Series 1999 A,
    5.375% 06/01/18                   1,700,000       1,847,764
TX Board of Regents,
  University of Texas, Series
  2001 B,
    5.375% 08/15/18                     650,000         713,622
TX State, Series 1999 ABC,
    5.500% 08/01/35                   4,200,000       4,496,814
WA State, Series 1999 B,
    5.000% 01/01/24                   2,500,000       2,529,000
                                                  -------------
                                                      9,587,200
                                                  -------------
---------------------------------------------------------------

                                            PAR           VALUE
---------------------------------------------------------------
TRANSPORTATION - 6.9%
AIR TRANSPORTATION - 2.8%
CA Los Angeles Regional
  Airport, LAXFuel Corp.,
  Series 2001,
    5.250% 01/01/23                  $  750,000   $     760,320
CO Denver City & County
  Airport, United Airlines,
  Inc., Series 1992 A,
    6.875% 10/01/32 (e)               1,645,000         982,986
FL Capital Trust Agency
  Revenue, Air Cargo-Orlando
  Project, Series 2003,
    6.750% 01/01/32                     500,000         468,895
KY Kenton County Airport
  Board, Delta Airlines,
  Inc., Series 1992 A:
    7.500% 02/01/12                     500,000         499,915
    7.500% 02/01/20                     500,000         499,000
MN Minneapolis & St. Paul
  Metropolitan Airport
  Commission, Northwest
  Airlines Corp.:
  Series 2001 A,
    7.000% 04/01/25                     500,000         467,245
  Series 2001 B,
    6.500% 04/01/25                     250,000         242,813
NC Charlotte, US Airways,
  Inc.:
  Series 1998,
    5.600% 07/01/27                     250,000         180,990
  Series 2000,
    7.750% 02/01/28                     750,000         677,948
NJ State Economic Development
  Authority, Continental
  Airlines, Inc. Project,
  Series 2003,
    9.000% 06/01/33                     750,000         803,498
TX Alliance Airport
  Authority:
  American Airlines Project,
  Series 1990,
    7.500% 12/01/29                   1,600,000       1,056,048
  Federal Express Corp.
    Project, Series 1996,
      6.375% 04/01/21                 1,000,000       1,056,030

See notes to investment portfolio.

November 30, 2003

  15

MUNICIPAL BONDS (CONTINUED)                 PAR           VALUE
---------------------------------------------------------------
TRANSPORTATION (CONTINUED)
AIR TRANSPORTATION (CONTINUED)
TX Houston Industrial
  Development Corp., Air
  Cargo, Perot Development,
  Series 2002,
    6.000% 03/01/23                  $  750,000   $     755,168
WA Port Seattle, Northwest
  Airlines, Inc., Series
  2000,
    7.250% 04/01/30                     500,000         476,150
                                                  -------------
                                                      8,927,006
                                                  -------------
AIRPORTS - 1.8%
CO Denver City & County
  Airport, Series 1997 E,
    5.250% 11/15/23                   1,700,000       1,795,268
MA State Port Authority,
  Series 1998 D,
    5.000% 07/01/28                   4,000,000       4,036,880
                                                  -------------
                                                      5,832,148
                                                  -------------
TOLL FACILITIES - 2.0%
CO Northwest Parkway Public
  Highway Authority, Series
  2001 D,
    7.125% 06/15/41                   1,000,000       1,008,820
CO State Public Highway
  Authority, E-470, Series
  2000 B:
    (a)09/01/18                       3,000,000       1,492,080
    (a)09/01/35                       8,750,000         844,462
NY State Triborough Bridge &
  Tunnel Authority, Series
  2002,
    5.500% 11/15/20                   1,125,000       1,293,739
VA Richmond Metropolitan
  Authority, Series 1998,
    5.250% 07/15/22                   2,000,000       2,214,520
                                                  -------------
                                                      6,853,621
                                                  -------------
TRANSPORTATION - 0.3%
NV State Department of
  Business & Industry, Las
  Vegas Monorail Project,
  Series 2000,
    7.375% 01/01/40                   1,000,000         994,280
                                                  -------------
---------------------------------------------------------------

                                            PAR           VALUE
---------------------------------------------------------------
UTILITIES - 14.1%
INDEPENDENT POWER PRODUCERS - 2.6%
MI Midland County Economic
  Development Corp., Series
  2000,
    6.875% 07/23/09                  $1,250,000   $   1,286,175
NY Port Authority of New York
  & New Jersey, KIAC
  Partners, Series 1996 IV,
    6.750% 10/01/11                   2,000,000       2,096,080
PA Carbon City Industrial
  Development Panther Creek
  Partners Project, Series
  2000,
    6.650% 05/01/10                     300,000         324,897
PA State Economic Development
  Finance Authority:
  Colver Project, Series 1994
    D,
    7.125% 12/01/15                   1,500,000       1,566,465
  Northampton Generating,
    Series 1994 A,
      6.500% 01/01/13                 1,000,000       1,008,880
PR Commonwealth of Puerto
  Rico Industrial
  Educational, Medical &
  Environmental Cogeneration
  Facilities, AES Project,
  Series 2000,
    6.625% 06/01/26                     650,000         674,382
VA Pittsylvania County
  Industrial Development
  Authority, Multi-trade of
  Pittsylvania, Series 1994
  A:
    7.450% 01/01/09                   1,000,000       1,000,450
    7.550% 01/01/19                     500,000         494,275
                                                  -------------
                                                      8,451,604
                                                  -------------
INVESTOR OWNED - 5.4%
AZ Maricopa County Pollution
  Control Corp., El Paso
  Electric Co., Series 2002
  A,
    6.250% 05/01/37                   1,000,000       1,032,170
AZ Pima County Industrial
  Development Authority,
  Tucson Electric Power Co.,
  Series 1997 A,
    6.100% 09/01/25                     750,000         713,362
CT State Development
  Authority, Connecticut
  Light & Power Co., Series
  1993 B,
    5.950% 09/01/28                     200,000         209,934

See notes to investment portfolio.

November 30, 2003

                                                                          16

MUNICIPAL BONDS (CONTINUED)                 PAR           VALUE
---------------------------------------------------------------
UTILITIES (CONTINUED)
INVESTOR OWNED (CONTINUED)
FL Polk County Industrial
  Development Authority,
  Tampa Electric Co. Project,
  Series 1996,
    5.850% 12/01/30                  $1,200,000   $   1,195,152
IL Bryant, Pollution Control
  Revenue, Central Illinois
  Light Co., Series 1993,
    5.900% 08/01/23                   2,650,000       2,663,356
IN Petersburg in Pollution
  Control Revenue,
  Indianapolis Power & Light
  Project, Series 1995,
    6.625% 12/01/24                   1,000,000       1,023,040
LA Calcasieu Parish
  Industrial Development
  Board, Entergy Gulf States,
  Inc., Series 1999,
    5.450% 07/01/10                     500,000         503,095
LA West Feliciana Parish,
  Entergy Gulf States, Inc.,
  Series 1999 B,
    6.600% 09/01/28                     500,000         508,945
MS State Business Finance
  Corp., Systems Energy
  Resources Project, Series
  1998,
    5.875% 04/01/22                   2,000,000       2,002,040
MT Forsyth Pollution Control,
  Portland General, Series
  1998 A,
    5.200% 05/01/33                     300,000         309,402
OH State Air Quality
  Development Authority,
  Cleveland Pollution
  Control, Series 2002 A,
    6.000% 12/01/13                     900,000         913,338
TX Brazos River Authority,
  TXU Electric Co.:
  Series 2001 C,
    5.750% 05/01/36                     350,000         367,104
  Series 2003 C,
    6.750% 10/01/38                     900,000         945,666

                                            PAR           VALUE
---------------------------------------------------------------
VA Chesterfield County
  Industrial Development
  Authority, Pollution
  Control Revenue, Virginia
  Electric & Power Co.,
  Series 1987 B,
    5.875% 06/01/17                  $  250,000   $     268,992
WV Pleasant County, Western
  Pennsylvania Power Co.,
  Series 1999 E,
    5.500% 04/01/29                   4,750,000       4,921,760
                                                  -------------
                                                     17,577,356
                                                  -------------
JOINT POWER AUTHORITY - 0.2%
NC Eastern Municipal Power
  Agency:
  Series 1999 D:
    5.500% 01/01/16                     285,000         303,653
    6.700% 01/01/19                     500,000         561,770
                                                  -------------
                                                        865,423
                                                  -------------
MUNICIPAL ELECTRIC - 3.4%
CA State Department of Water
  Resources Authority, Power
  Supply Revenue Bonds,
  Series 2002 A,
    5.500% 05/01/14                   2,000,000       2,263,860
NY Long Island Power
  Authority, Series 1998 B,
    5.000% 04/01/10                   1,000,000       1,113,150
PR Electric Power Authority,
  Series 1998 II,
    5.125% 07/01/26                   3,500,000       3,664,010
WA Chelan County Public
  Utilities District No. 1,
  Columbia River Rock
  Hydroelectric, Series 1997,
    (a)06/01/14                       5,000,000       3,135,650
WA Seattle, Light-Power,
  Series 2001,
    5.500% 03/01/17                     750,000         832,950
                                                  -------------
                                                     11,009,620
                                                  -------------
WATER & SEWER - 2.5%
MA State Water Resources
  Authority, Series 1997 D,
    5.000% 08/01/24                   3,000,000       3,056,010
MO Water & Sewer, Lee's
  Summit, Series 2002,
    5.250% 07/01/15                     500,000         550,520
MS Five Lakes Utility
  District,
    8.250% 07/15/24                     500,000         484,720

See notes to investment portfolio.

November 30, 2003

  17

MUNICIPAL BONDS (CONTINUED)                 PAR           VALUE
---------------------------------------------------------------
UTILITIES (CONTINUED)
WATER & SEWER (CONTINUED)
NH State Industrial
  Development Authority,
  Pennichuck Water Works,
  Inc., Series 1988,
    7.500% 07/01/18                  $  470,000   $     526,391
WA King County, Series 1999,
    5.250% 01/01/30                   3,250,000       3,377,238
                                                  -------------
                                                      7,994,879
                                                  -------------
TOTAL MUNICIPAL BONDS
(cost of $313,620,487)                              314,128,588
                                                  -------------

MUNICIPAL PREFERRED STOCKS - 1.3%        SHARES
---------------------------------------------------------------
HOUSING - 1.3%
MULTI-FAMILY - 1.3%
Charter Mac Equity Issue
  Trust,
    6.625% 06/30/49(f)                2,000,000       2,143,280
MuniMae Equity Issue Trust,
    7.750% 06/30/50(f)                2,000,000       2,210,940
                                                  -------------
(cost of $4,000,000)                                  4,354,220
                                                  -------------
SHORT-TERM OBLIGATIONS - 0.6%               PAR
---------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(I) - 0.6%
IN State Development Finance
  Authority, Cathedral High,
  Series 2001,
    1.150% 09/01/26                  $  300,000         300,000
IN State Health Facility
  Financing Authority,
  Fayette Memorial Hospital
  Association, Inc., Series
  2002 A,
    1.150% 10/01/32                     600,000         600,000
MO State Health & Educational
  Facilities Authority,
  Washington University,
  Series 1996 C,
    1.050% 09/01/30                     400,000         400,000

                                            PAR           VALUE
---------------------------------------------------------------
NY State, Series 1993 A-4,
    1.080% 08/01/22                  $  500,000   $     500,000
SD Lower Brule Sioux Tribe,
  Series 1999,
    1.150% 02/01/11(c)                   10,000          10,000
                                                  -------------
TOTAL SHORT-TERM OBLIGATIONS
(cost of $1,810,000)                                  1,810,000
                                                  -------------
TOTAL INVESTMENTS - 98.7%
(cost of $319,430,487)(j)                           320,292,808
                                                  -------------
OTHER ASSETS & LIABILITIES, NET - 1.3%                4,213,523
---------------------------------------------------------------
NET ASSETS* - 100.0%                              $ 324,506,331
                                                   ------------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------
 *  Net assets represent both Common Shares and Auction Preferred Shares.
(a) Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At November 30, 2003, the value of these securities amounted to $2,801,819, which represents 0.9% of net assets.

    Additional information on these restricted securities is as follows:

                                          ACQUISITION    ACQUISITION
   SECURITY                                  DATE           COST
   -----------------------------------------------------------------
   CA Statewide Community
    Development Authority:
    Crossroads School for Arts &
      Sciences,
    Series 1998,
      6.000% 08/01/28                      08/31/98      $1,280,000
    Eskaton Village - Grass Valley,
      Series 2000,
      8.250% 11/15/31                      09/08/00       1,000,000
    VI Government Refinery,
    Hovenska Coker
    Project Series 2002,
      6.500% 07/01/21                      11/15/02         375,000
                                                         ----------
                                                         $2,655,000
                                                         ==========

(c) This security has been purchased on a delayed delivery basis.
(d) The issuer is in default of certain debt covenants. Income is not being fully accrued.
(e) As of November 30, 2003, the Trust held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 1.5% of net assets. These issuers are in default of certain debt covenants. Income is not being fully accrued.
(f) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2003, the value of these securities amounted to $5,635,406, which represents 1.7% of net assets.
(g) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(h) This security, or a portion thereof, with a market value of $3,129,949, is being used to collateralize open futures contracts.


See notes to financial statements.

November 30, 2003

                                                                          18

(i) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2003.
(j)  Cost for federal income tax purposes is $319,120,247.

Short futures contracts open at November 30, 2003:

                              PAR VALUE                    UNREALIZED
                             COVERED BY     EXPIRATION    APPRECIATION
           TYPE               CONTRACTS       MONTH       AT 11/30/03
----------------------------------------------------------------------
10 Year U.S. Treasury Note   $39,500,000     Mar-04         $59,546
30 Year U.S. Treasury Bond    49,300,000     Mar-04          35,804
                                                            -------
                                                            $95,350
                                                           ----------


See notes to financial statements.

  19

                                                                              --
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2003

ASSETS:
Investments, at cost                       $319,430,487
                                           ------------
Investments, at value                      $320,292,808
Cash                                            519,222
Receivable for:
  Interest                                    5,587,830
  Futures variation margin                      777,018
Deferred Trustees' compensation plan             10,137
                                           ------------
  Total Assets                              327,187,015
                                           ------------
LIABILITIES:
Payable for:
  Investments purchased                         500,399
  Investments purchased on a delayed
    delivery basis                              666,359
  Distributions -- common shares              1,244,691
  Distributions -- preferred shares              16,707
  Investment advisory fee                       197,510
  Pricing and bookkeeping fees                    2,722
  Trustees' fees                                    133
  Custody fee                                     3,337
  Deferred Trustees' fees                        10,137
Other liabilities                                38,689
                                           ------------
  Total Liabilities                           2,680,684
                                           ------------
Auction Preferred Shares (4,800 shares
  issued and outstanding at $25,000 per
  share)                                   $120,000,000
                                           ============
COMPOSITION OF NET ASSETS APPLICABLE TO
  COMMON SHARES:
Paid-in capital -- common shares           $263,129,356
Undistributed net investment income           1,057,736
Accumulated net realized loss               (60,638,432)
Net unrealized appreciation on:
  Investments                                   862,321
  Futures contracts                              95,350
                                           ------------
Net assets at value applicable to
  31,117,274 common shares of beneficial
  interest outstanding                     $204,506,331
                                           ============

Net asset value per common share           $       6.57
                                           ============

                                                                              --
STATEMENT OF OPERATIONS

For the Year Ended November 30, 2003

INVESTMENT INCOME:
Interest                                   $19,744,561
                                           -----------
EXPENSES:
Investment advisory fee                      2,405,109
Transfer agent fee                              63,545
Pricing and bookkeeping fees                   160,445
Trustees' fees                                  16,106
Preferred shares remarketing commissions       299,932
Custody fee                                     18,175
Other expenses                                 129,757
                                           -----------
  Total Expenses                             3,093,069
Custody earnings credit                         (1,219)
                                           -----------
  Net Expenses                               3,091,850
                                           -----------
Net Investment Income                       16,652,711
                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized loss on:
  Investments                                 (625,128)
  Futures contracts                         (5,644,261)
                                           -----------
Net realized loss                           (6,269,389)
                                           -----------
Net change in unrealized appreciation/
  depreciation on:
    Investments                              8,468,113
    Futures contracts                         (832,417)
                                           -----------
Net change in unrealized appreciation/
  depreciation                               7,635,696
                                           -----------
Net Gain                                     1,366,307
                                           -----------
Net Increase in Net Assets from
  Operations                                18,019,018
                                           -----------
LESS DISTRIBUTIONS DECLARED TO PREFERRED
  SHAREHOLDERS:
From net investment income                  (1,158,676)
                                           -----------
Net Increase in Net Assets from
  Operations Applicable to Common Shares   $16,860,342
                                           ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                           YEAR ENDED NOVEMBER 30,
                                                                        ------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                          2003              2002
------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                   $ 16,652,711      $ 17,671,992
Net realized loss on investments and futures contracts                    (6,269,389)       (9,209,036)
Net change in unrealized appreciation/depreciation on
  investments and futures contracts                                        7,635,696        (3,859,383)
                                                                        ------------      ------------
Net Increase from Operations                                              18,019,018         4,603,573
                                                                        ------------      ------------
LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                (1,158,676)       (1,763,487)
                                                                        ------------      ------------
Net increase in Net Assets from Operations Applicable to
  Common Shares                                                           16,860,342         2,840,086
                                                                        ------------      ------------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                               (15,243,036)      (15,558,339)
                                                                        ------------      ------------
SHARE TRANSACTIONS:
Distributions reinvested                                                     124,151           134,759
                                                                        ------------      ------------
Total Increase (Decrease) in Net Assets Applicable to Common
  Shares                                                                   1,741,457       (12,583,494)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                      202,764,874       215,348,368
                                                                        ------------      ------------
End of period (including undistributed net investment income
  of $1,057,736 and $815,284, respectively)                             $204,506,331      $202,764,874
                                                                        ============      ============
NUMBER OF TRUST SHARES:
Common Shares:
Issued for distributions reinvested                                           19,292            19,955
Outstanding at:
  Beginning of period                                                     31,097,982        31,078,027
                                                                        ------------      ------------
  End of period                                                           31,117,274        31,097,982
                                                                        ------------      ------------
Preferred Shares:
Outstanding at end of period                                                   4,800             4,800
                                                                        ------------      ------------

See notes to financial statements.

  21

NOTES TO FINANCIAL STATEMENTS

November 30, 2003

NOTE 1. ORGANIZATION

Colonial High Income Municipal Trust (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company.


INVESTMENT GOAL
The Trust seeks to provide high current income, generally exempt from federal income taxes. The Trust's secondary goal is to seek total return.


TRUST SHARES
The Trust may issue an unlimited number of common shares. On August 26, 1999, the Trust issued 4,800 Auction Preferred Shares ("APS").


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.


SECURITY VALUATION
Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The service may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, which tend to be more thinly traded and of lesser quality are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.


SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.


FUTURES CONTRACTS
The Trust may invest in municipal and U.S. Treasury futures contracts. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Trust also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Trust recognizes a realized gain or loss when the contract is closed or expires.

OPTIONS
The Fund may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the

November 30, 2003

                                                                          22

Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss. The Trust's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

RESTRICTED SECURITIES
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resale.


DELAYED DELIVERY SECURITIES
The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Trust's custodian will set aside cash or liquid portfolio securities equal to the amount of the delayed delivery commitment in a separate account.


INCOME RECOGNITION
Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.


FEDERAL INCOME TAX STATUS
The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Trust will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.


DISTRIBUTIONS TO SHAREHOLDERS
Distributions to common shareholders are recorded on ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on November 30, 2003 was 1.05%. For the year ended November 30, 2003, the Trust declared dividends to Auction Preferred shareholders amounting to $1,158,676, representing an average APS dividend rate of 0.97%.


NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended November 30, 2003, permanent differences resulting primarily from differing treatments for market discount reclassifications, discount accretion/premium amortization on debt securities and expired capital loss carryforward were identified and reclassified among the components of the Trust's net assets as follows:

      UNDISTRIBUTED          ACCUMULATED
  NET INVESTMENT INCOME   NET REALIZED LOSS   PAID-IN CAPITAL
  ---------------------   -----------------   ---------------
         $(8,547)            $5,276,170         $(5,267,623)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended November 30, 2003 and November 30, 2002 was as follows:

                          NOVEMBER 30, 2003   NOVEMBER 30, 2002
                          -----------------   -----------------
Distributions paid from:
  Tax-Exempt Income          $16,377,912         $17,220,353
  Ordinary Income*                23,800             101,473
  Long-Term Capital
    Gains                             --                  --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

                    UNDISTRIBUTED   UNDISTRIBUTED
  UNDISTRIBUTED       ORDINARY        LONG-TERM    NET UNREALIZED
TAX-EXEMPT INCOME      INCOME       CAPITAL GAINS  APPRECIATION*
-----------------   -------------   -------------  --------------
   $3,293,669           $  --           $  --        $1,172,561

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to discount accretion/premium amortization on debt securities.

November 30, 2003

  23

Unrealized appreciation (depreciation) at November 30, 2003, based on cost of investments for federal income tax purposes was:


  Unrealized appreciation                    $ 19,974,048
  Unrealized depreciation                     (18,801,487)
                                             ------------
    Net unrealized appreciation              $  1,172,561
                                             ------------

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

   YEAR OF     CAPITAL LOSS
  EXPIRATION   CARRYFORWARD
  ----------   ------------
     2004      $ 2,815,387
     2005        5,926,653
     2007        3,941,668
     2008       14,340,573
     2009        4,198,716
     2010       12,980,738
     2011        4,761,736
               -----------
               $48,965,471
               -----------

Capital loss carryforwards of $5,267,623 were utilized and/or expired during the year ended November 30, 2003 for the Trust. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.


NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES


On April 1, 2003, Colonial Management Associates, Inc., the previous investment advisor to the Trust, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Trust's investment advisor. The merger did not change the way the Trust is managed, the investment personnel assigned to manage the Trust or the fees paid by the Trust.


INVESTMENT ADVISORY FEE
Columbia is the investment advisor to the Trust and provides administrative and other services. Columbia receives a monthly fee at the annual rate of 0.75% of the Trust's average weekly net assets, including assets applicable to the APS.


PRICING AND BOOKKEEPING FEES
Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street").

Under its pricing and bookkeeping agreement with the Trust, Columbia receives from the Trust an annual flat fee of $10,000 paid monthly, and in any month that the Trust's average weekly net assets, including assets applicable to the APS, exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets, including assets applicable to the APS, of the Trust for that month. The Trust also pays additional fees for pricing services. For the year ended November 30, 2003, the effective pricing and bookkeeping fee rate was 0.050%. Columbia pays the total fees collected to State Street under the Outsourcing Agreement.


CUSTODY CREDITS
The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.


FEES PAID TO OFFICERS AND TRUSTEES
The Trust pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.


NOTE 5. PREFERRED SHARES


The Trust currently has outstanding 4,800 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At November 30, 2003, there were no restrictions on the Trust.


NOTE 6. PORTFOLIO INFORMATION

PURCHASES AND SALES OF SECURITIES
For the year ended November 30, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $42,974,746 and $48,752,264, respectively.

November 30, 2003

                                                                          24



NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS
The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

HIGH-YIELD SECURITIES
Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns and industry events may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

GEOGRAPHIC CONCENTRATION
The Trust had greater than 5% of its net assets at November 30, 2003, invested in debt obligations issued by the states of California, Florida, Illinois, Massachusetts, Pennsylvania and Texas and their respective political subdivisions, agencies and public authorities to obtain funds for various purposes. The Trust is more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

  25

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise stated):

                                                                                                                  YEAR ENDED
                                             YEAR ENDED NOVEMBER 30,                      PERIOD ENDED           DECEMBER 31,
                              -----------------------------------------------------       NOVEMBER 30,        -------------------
                                2003          2002             2001          2000           1999(A)             1998       1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                   $   6.52      $   6.93         $   6.92      $   7.49         $   8.49          $   8.56   $   8.34
                              --------      --------         --------      --------       ----------          --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income             0.54(b)       0.57(b)(c)       0.61(b)       0.62(d)          0.46              0.52       0.55
Net realized and unrealized
  gain (loss) on investments
  and futures contracts           0.04         (0.42)(c)        (0.04)        (0.54)           (0.92)            (0.07)      0.22
                              --------      --------         --------      --------       ----------          --------   --------
  Total from Investment
    Operations                    0.58          0.15             0.57          0.08            (0.46)             0.45       0.77
                              --------      --------         --------      --------       ----------          --------   --------
LESS DISTRIBUTIONS DECLARED
  TO PREFERRED SHAREHOLDERS:
From net investment income       (0.04)        (0.06)           (0.12)        (0.16)           (0.04)               --         --
                              --------      --------         --------      --------       ----------          --------   --------
  Total from Investment
    Operations Applicable to
    Common Shareholders           0.54          0.09             0.45         (0.08)           (0.50)             0.45       0.77
                              --------      --------         --------      --------       ----------          --------   --------
LESS DISTRIBUTIONS DECLARED
  TO COMMON SHAREHOLDERS:
From net investment income       (0.49)        (0.50)           (0.44)        (0.48)           (0.45)            (0.52)     (0.55)
                              --------      --------         --------      --------       ----------          --------   --------
LESS SHARE TRANSACTIONS:
Commissions and offering
  costs -- preferred shares         --            --               --         (0.01)           (0.05)               --         --
                              --------      --------         --------      --------       ----------          --------   --------
NET ASSET VALUE, END OF
  PERIOD                      $   6.57      $   6.52         $   6.93      $   6.92         $   7.49          $   8.49   $   8.56
                              ========      ========         ========      ========         ========          ========   ========
Market price per
  share -- common shares      $   6.45      $   6.26         $   6.38      $   5.75         $   6.13          $   8.31   $   8.63
                              ========      ========         ========      ========         ========          ========   ========
Total return -- based on
  market value -- common
  shares(e)                      11.17%         5.81%           18.56%         1.05%          (21.72)%(f)         2.47%     11.60%
                              ========      ========         ========      ========         ========          ========   ========
RATIOS TO AVERAGE NET
  ASSETS/ SUPPLEMENTAL DATA:
Expenses(g)(h)                    1.54%         1.49%            1.59%         1.60%            1.13%(i)          0.93%      0.96%
Net investment income before
  preferred stock
  dividend(g)(h)                  8.30%         8.36%(c)         8.67%         8.63%            6.18%(i)          6.02%      6.54%
Net investment income after
  preferred stock
  dividend(g)(h)                  7.72%         7.53%(c)         7.00%         6.37%            5.67%(i)          6.02%      6.54%
Portfolio turnover rate             14%           15%              15%           10%              16%(f)            29%        17%
Net assets, end of period
  (000's) -- common shares    $204,506      $202,765         $215,348      $214,975         $232,540          $263,705   $265,190

(a) The Trust changed its fiscal year end from December 31 to November 30.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 8.31% to 8.36% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.48% to 7.53%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002, have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Ratios reflect average net assets available to common shares only.
(i) Annualized.

                                                                           YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------
                                                                1996          1995          1994          1993
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   8.55      $   7.96      $   8.67      $   8.78
                                                              --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             0.56          0.60          0.62          0.67
Net realized and unrealized gain (loss) on investments and
  futures contracts                                              (0.19)         0.58         (0.72)        (0.11)
                                                              --------      --------      --------      --------
  Total from Investment Operations Applicable to Common
    Shareholders                                                  0.37          1.18         (0.10)         0.56
                                                              --------      --------      --------      --------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                       (0.58)        (0.59)        (0.61)        (0.67)
                                                              --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                                $   8.34      $   8.55      $   7.96      $   8.67
                                                              ========      ========      ========      ========
Market price per share -- common shares                       $   8.25      $   7.38      $   6.88      $   8.25
                                                              ========      ========      ========      ========
Total return -- based on market value -- common shares(a)        20.09%        15.65%        (9.83)%        7.96%
                                                              ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses(b)                                                       1.00%         1.06%         1.03%         0.97%
Net investment income(b)                                          6.74%         7.15%         7.44%         7.58%
Portfolio turnover rate                                             15%           23%           20%           29%
Net assets, end of period (000's) -- common shares            $257,768      $264,467      $245,967      $268,130

(a) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

ASSET COVERAGE REQUIREMENTS

                                            INVOLUNTARY     AVERAGE
                               ASSET        LIQUIDATING      MARKET
            TOTAL AMOUNT      COVERAGE      PREFERENCE       VALUE
            OUTSTANDING      PER SHARE       PER SHARE     PER SHARE
----------------------------------------------------------------------
11/30/03    $120,000,000      $67,605         $25,003       $25,000
11/30/02     120,000,000       67,243          25,002        25,000
11/30/01     120,000,000       69,864          25,004        25,000
11/30/00     120,000,000       69,786          25,009        25,000
11/30/99*    120,000,000       73,466          25,021        25,000

* On August 26, 1999, the Trust began offering Auction Preferred Shares.

  27

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL HIGH INCOME MUNICIPAL TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Income Municipal Trust (the "Trust") at November 30, 2003, and the results of its operations, the changes in its net assets and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2004

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION
99.85% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

  29

                                                                              --
DIVIDEND REINVESTMENT PLAN

COLONIAL HIGH INCOME MUNICIPAL TRUST

Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by EquiServe Trust Company, N.A. (the "Plan Agent"), as agent under the Trust's Dividend Reinvestment Plan (the "Plan"). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the Trust declare a dividend or determine to make a capital gain distribution payable either in shares of the Trust or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Trust. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Trust at the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of Trust shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, participants in the Plan will be issued shares through the Plan at a price exceeding net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant's account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to participate in or withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. There will be no brokerage charges with respect to shares issued directly by the Trust as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A., by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

TRUSTEES

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Fund now oversees 119 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

                                                    YEAR FIRST
                                                    ELECTED OR
                                       POSITION     APPOINTED              PRINCIPAL OCCUPATION(S)
       NAME, ADDRESS AND AGE          WITH FUNDS   TO OFFICE(1)            DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                      Trustee         1996       Executive Vice President-Strategy of
(age 48)                                                          United Airlines (airline) since December,
P.O. Box 66100                                                    2002 (formerly President of UAL Loyalty
Chicago, IL 60666                                                 Services (airline) from September, 2001
                                                                  to December, 2002; Executive Vice
                                                                  President and Chief Financial Officer of
                                                                  United Airlines from March, 1993 to
                                                                  September, 2001).


Janet Langford Kelly                   Trustee         1996       Chief Administrative Officer and Senior
(age 45)                                                          Vice President, Kmart Holding Corporation
3100 West Beaver Road                                             (consumer goods) since September, 2003
Troy, MI 48084-3163                                               (formerly Executive Vice
                                                                  President-Corporate Development and
                                                                  Administration, General Counsel and
                                                                  Secretary, Kellogg Company (food
                                                                  manufacturer), from September, 1999 to
                                                                  August, 2003; Senior Vice President,
                                                                  Secretary and General Counsel, Sara Lee
                                                                  Corporation (branded, packaged,
                                                                  consumer-products manufacturer) from
                                                                  January, 1995 to September, 1999).


Richard W. Lowry                       Trustee         1995       Private Investor since August, 1987
(age 67)                                                          (formerly Chairman and Chief Executive
10701 Charleston Drive                                            Officer, U.S. Plywood Corporation
Vero Beach, FL 32963                                              (building products manufacturer)).


Charles R. Nelson                      Trustee         1981       Professor of Economics, University of
(age 61)                                                          Washington, since January, 1976; Ford and
Department of Economics                                           Louisa Van Voorhis Professor of Political
University of Washington                                          Economy, University of Washington, since
Seattle, WA 98195                                                 September, 1993; Director, Institute for
                                                                  Economic Research, University of
                                                                  Washington, since September, 2001;
                                                                  Adjunct Professor of Statistics,
                                                                  University of Washington, since
                                                                  September, 1980; Associate Editor,
                                                                  Journal of Money Credit and Banking,
                                                                  since September, 1993; consultant on
                                                                  econometric and statistical matters.


John J. Neuhauser                      Trustee         1985       Academic Vice President and Dean of
(age 60)                                                          Faculties since August, 1999, Boston
84 College Road                                                   College (formerly Dean, Boston College
Chestnut Hill, MA 02467-3838                                      School of Management from September, 1977
                                                                  to September, 1999).


Patrick J. Simpson                     Trustee         2000       Partner, Perkins Coie L.L.P. (law firm).
(age 58)
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204

                                        NUMBER OF
                                      PORTFOLIOS IN
                                      COLUMBIA FUNDS
                                         COMPLEX                  OTHER
                                       OVERSEEN BY            DIRECTORSHIPS
       NAME, ADDRESS AND AGE         TRUSTEE/DIRECTOR              HELD
---------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                           119                   Orbitz
(age 48)                                                         (online
P.O. Box 66100                                               travel company)
Chicago, IL 60666

Janet Langford Kelly                        119                    None
(age 45)
3100 West Beaver Road
Troy, MI 48084-3163

Richard W. Lowry                            121(3)                 None
(age 67)
10701 Charleston Drive
Vero Beach, FL 32963

Charles R. Nelson                           119                    None
(age 61)
Department of Economics
University of Washington
Seattle, WA 98195

John J. Neuhauser                           122(3)(4)         Saucony, Inc.
(age 60)                                                        (athletic
84 College Road                                                 footwear);
Chestnut Hill, MA 02467-3838                                 SkillSoft Corp.
                                                               (e-learning)

Patrick J. Simpson                          119                    None
(age 58)
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204

  31

                                                    YEAR FIRST
                                                    ELECTED OR
                                       POSITION     APPOINTED              PRINCIPAL OCCUPATION(S)
       NAME, ADDRESS AND AGE          WITH FUNDS   TO OFFICE(1)            DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Thomas E. Stitzel                      Trustee         1998       Business Consultant since 1999 (formerly
(age 67)                                                          Professor of Finance from 1975 to 1999,
2208 Tawny Woods Place                                            College of Business, Boise State
Boise, ID 83706                                                   University); Chartered Financial Analyst.


Thomas C. Theobald                     Trustee         1996       Managing Director, William Blair Capital
(age 66)                                 and                      Partners (private equity investing) since
27 West Monroe Street,               Chairman of                  September, 1994.
Suite 3500                           the Board(6)
Chicago, IL 60606


Anne-Lee Verville                      Trustee         1998       Author and speaker on educational systems
(age 58)                                                          needs (formerly General Manager, Global
359 Stickney Hill Road                                            Education Industry, IBM Corporation
Hopkinton, NH 03229                                               (computer and technology) from 1994 to
                                                                  1997).


Richard L. Woolworth                   Trustee         1991       Retired since December 2003 (formerly
(age 62)                                                          Chairman and Chief Executive Officer, The
100 S.W. Market Street                                            Regence Group (regional health insurer);
#1500                                                             Chairman and Chief Executive Officer,
Portland, OR 97207                                                BlueCross BlueShield of Oregon; Certified
                                                                  Public Accountant, Arthur Young &
                                                                  Company).

                                        NUMBER OF
                                      PORTFOLIOS IN
                                      COLUMBIA FUNDS
                                         COMPLEX                  OTHER
                                       OVERSEEN BY            DIRECTORSHIPS
       NAME, ADDRESS AND AGE         TRUSTEE/DIRECTOR              HELD
---------------------------------------------------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Thomas E. Stitzel                           119                    None
(age 67)
2208 Tawny Woods Place
Boise, ID 83706

Thomas C. Theobald                          119                  Anixter
(age 66)                                                      International
27 West Monroe Street,                                           (network
Suite 3500                                                       support
Chicago, IL 60606                                               equipment
                                                              distributor),
                                                                Jones Lang
                                                              LaSalle (real
                                                                  estate
                                                                management
                                                              services) and
                                                                MONY Group
                                                             (life insurance)

Anne-Lee Verville                           120(4)             Chairman of
(age 58)                                                       the Board of
359 Stickney Hill Road                                          Directors,
Hopkinton, NH 03229                                           Enesco Group,
                                                             Inc. (designer,
                                                               importer and
                                                              distributor of
                                                               giftware and
                                                              collectibles)

Richard L. Woolworth                        119                 NW Natural
(age 62)                                                      (a natural gas
100 S.W. Market Street                                      service provider)
#1500
Portland, OR 97207

                                                                          32

                                                    YEAR FIRST
                                                    ELECTED OR
                                       POSITION     APPOINTED              PRINCIPAL OCCUPATION(S)
       NAME, ADDRESS AND AGE          WITH FUNDS   TO OFFICE(1)            DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
William E. Mayer(2)                    Trustee         1994       Managing Partner, Park Avenue Equity
(age 63)                                                          Partners (private equity) since February,
399 Park Avenue                                                   1999 (formerly Founding Partner,
Suite 3204                                                        Development Capital LLC from November
New York, NY 10022                                                1996 to February, 1999).


Joseph R. Palombo(2)                 Trustee and       2000       Executive Vice President and Chief
(age 50)                              President                   Operating Officer of Columbia Management
One Financial Center                                              Group, Inc. since December, 2001 and
Boston, MA 02111                                                  Director, Executive Vice President and
                                                                  Chief Operating Officer of Columbia
                                                                  Management Advisors, Inc. (Advisor) since
                                                                  April, 2003 (formerly Chief Operations
                                                                  Officer of Mutual Funds, Liberty
                                                                  Financial Companies, Inc. from August,
                                                                  2000 to November, 2001; Executive Vice
                                                                  President of Stein Roe & Farnham
                                                                  Incorporated (Stein Roe) from April, 1999
                                                                  to April, 2003; Director of Colonial
                                                                  Management Associates, Inc. (Colonial)
                                                                  from April, 1999 to April, 2003; Director
                                                                  of Stein Roe from September, 2000 to
                                                                  April, 2003) President of Columbia Funds
                                                                  and Galaxy Funds since February, 2003
                                                                  (formerly Vice President from September
                                                                  2002 to February 2003); Manager of
                                                                  Columbia Floating Rate Limited Liability
                                                                  Company since October, 2000; (formerly
                                                                  Vice President of the Columbia Funds from
                                                                  April, 1999 to August, 2000; Chief
                                                                  Operating Officer and Chief Compliance
                                                                  Officer, Putnam Mutual Funds from
                                                                  December, 1993 to March, 1999).

                                        NUMBER OF
                                      PORTFOLIOS IN
                                      COLUMBIA FUNDS
                                         COMPLEX                  OTHER
                                       OVERSEEN BY            DIRECTORSHIPS
       NAME, ADDRESS AND AGE         TRUSTEE/DIRECTOR              HELD
---------------------------------------------------------------------------
INTERESTED TRUSTEES
William E. Mayer(2)                         121(3)           Lee Enterprises
(age 63)                                                    (print media), WR
399 Park Avenue                                                 Hambrecht
Suite 3204                                                   + Co. (financial
New York, NY 10022                                          service provider)
                                                             and First Health
                                                               (healthcare)

Joseph R. Palombo(2)                        120(5)                 None
(age 50)
One Financial Center
Boston, MA 02111

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds complex.
(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
(3) Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
(5) Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
(6) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003. Prior to that date, Mr. Palombo was Chairman of the Board.

OFFICERS

                                        YEAR FIRST
                        POSITION WITH   ELECTED OR
                          COLUMBIA      APPOINTED
NAME, ADDRESS AND AGE       FUNDS       TO OFFICE           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin           Chief          2001      Controller of the Columbia Funds and of the Liberty All-Star
(Age 42)                 Accounting                  Funds since May, 2002; Chief Accounting Officer of the
One Financial Center     Officer and                 Columbia Funds and Liberty All-Star Funds since June, 2001;
Boston, MA 02111         Controller                  Controller and Chief Accounting Officer of the Galaxy Funds
                                                     since September, 2002 (formerly Vice President, Corporate
                                                     Audit, State Street Bank and Trust Company from May, 1998 to
                                                     April, 2001).

J. Kevin Connaughton      Treasurer        2000      Treasurer of the Columbia Funds and of the Liberty All-Star
(Age 39)                                             Funds since December, 2000; Vice President of the Advisor
One Financial Center                                 since April, 2003 (formerly Controller of the Liberty Funds
Boston, MA 02111                                     and of the Liberty All-Star Funds from February, 1998 to
                                                     October, 2000); Treasurer of the Galaxy Funds since
                                                     September 2002; Treasurer, Columbia Management
                                                     Multi-Strategy Hedge Fund, LLC since December, 2002
                                                     (formerly Vice President of Colonial from February, 1998 to
                                                     October, 2000).

David A. Rozenson         Secretary        2003      Secretary of the Columbia Funds and of the Liberty All-Star
(Age 49)                                             Funds since December, 2003; Senior Counsel, Fleet Boston
One Financial Center                                 Financial Corporation since January, 1996; Associate General
Boston, MA 02111                                     Counsel, Columbia Management Group since November, 2002.

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

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

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
TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial High Income Municipal Trust is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA 02021

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the policies and procedures that the trust uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-730-6001 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

     COLONIAL HIGH INCOME MUNICIPAL TRUST         ANNUAL REPORT

















                                                120-02/575Q-1103 (01/04) 03/3858

ITEM 2. CODE OF ETHICS.

(a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas E. Stitzel, Anne-Lee Verville and Richard L. Woolworth, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel, Ms. Verville and Mr. Woolworth are each independent trustees, as defined in paragraph (a)(2) of this item's instructions and collectively constitute the entire Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund has delegated to Columbia Management Advisors, Inc. (the "Advisor") the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has three classes of proxy proposals. The first two classes are predetermined guidelines to vote for or against specific proposals, unless otherwise directed by the Proxy Committee. The third class is for proposals given special consideration by the Proxy Committee. In addition, the Proxy Committee considers requests to vote on proposals in the first two classes other than according to the predetermined guidelines.

The Advisor generally votes in favor of proposals related to the following matters: selection of auditors (unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates), election of directors (unless the proposal gives management the ability to alter the size of the board without shareholder approval), different persons for chairman of the board/chief executive officer (unless, in light of the size of the company and the nature of its shareholder base, the role of chairman and CEO are not held by different persons), compensation (if provisions are consistent with standard business practices), debt limits (unless proposed specifically as an anti-takeover action), indemnifications (unless for negligence and or breaches of fiduciary duty), meetings, name of company, principal office (unless the purpose is to reduce regulatory or financial supervision), reports and accounts (if the certifications required by Sarbanes-Oxley Act of 2002 have been provided), par value, shares (unless proposed as an anti-takeover action), share repurchase programs, independent committees, and equal opportunity employment.

The Advisor generally votes against proposals related to the following matters: super majority voting, cumulative voting, preferred stock, warrants, rights, poison pills, reclassification of common stock and meetings held by written consent.

The Advisor gives the following matters special consideration: new proposals, proxies of investment company shares (other than those covered by the predetermined guidelines), mergers/acquisitions (proposals where a hostile merger/acquisition is apparent or where the Advisor represents ownership in more than one of the companies involved), shareholder proposals (other than those covered by the predetermined guidelines), executive/director compensation (other than those covered by the predetermined guidelines), pre-emptive rights and proxies of international issuers which block securities sales between submission of a proxy and the meeting (proposals for these securities are voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with predetermined guidelines).

In addition, if a portfolio manager or other party involved with a client of the Advisor or Fund account concludes that the interest of the client or Fund requires that a proxy be voted on a proposal other than according to the predetermined guidelines, he or she may request that the Proxy Committee consider voting the proxy differently. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to a predetermined guideline, that person must furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders or any other matter known to the person (or entity) that would create a potential conflict of interest.

The Proxy Committee may vary from the predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted.

The Advisor's Proxy Committee is composed of operational and investment representatives of its regional offices as well as senior representatives of the Advisor's equity investments, equity research, compliance and legal functions. During the first quarter of each year, the Proxy Committee reviews all guidelines and establishes guidelines for expected new proposals. In addition to these reviews and its other responsibilities described above, its functions include annual review of its Proxy Voting Policy and Procedures to ensure consistency with internal policies and regulatory agency policies, and development and modification of voting guidelines and procedures as it deems appropriate or necessary.

The Advisor uses Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant)           Colonial High Income Municipal Trust
            --------------------------------------------------------------------


By (Signature and Title)     /s/ JOSEPH R. PALOMBO
                        --------------------------------------------------------
                          Joseph R. Palombo, President


Date                            February 4, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)     /s/ JOSEPH R. PALOMBO
                        --------------------------------------------------------
                          Joseph R. Palombo, President


Date                            February 4, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)    /s/ J. KEVIN CONNAUGHTON
                        --------------------------------------------------------
                         J. Kevin Connaughton, Treasurer


Date                            February 4, 2004
    ----------------------------------------------------------------------------